ACQUISITIONS - Schedule of net assets acquired and goodwill (Details) - Nelson Sports Inc. $ in Millions	Sep. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Intangible assets	$ 24.5
Deferred tax assets	5.0
Inventories	17.4
Other assets	4.1
Deferred tax liabilities	(6.2)
Other liabilities	(4.0)
Net identifiable assets acquired	40.8
Add: Goodwill	24.6
Net assets acquired	$ 65.4